Stock Options, Stock Purchase Plan and Warrants - Additional Information (Detail) (USD $)	0 Months Ended			12 Months Ended			0 Months Ended
	Mar. 05, 2014	Feb. 07, 2014	Feb. 14, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 09, 2012	Mar. 16, 2014	Mar. 12, 2014	Jan. 01, 2007	Apr. 22, 2013	Oct. 13, 2014	Dec. 31, 2011	Jun. 30, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amended Plan expiration date				Mar. 03, 2019
Common stock reserved and available for issuance under the Amended Plan				7,000,000
Stock option outstanding				4,012,096	5,725,298	5,777,212							4,779,170
Stock option to purchase				760,500	416,000	1,298,000
Shares were available for future option and stock awards under the Amended Plan				388,000
Stock option term	3 years		4 years
Aggregate intrinsic value of all stock options outstanding and expected to vest				$ 8,800,000
Aggregate intrinsic value of currently exercisable stock options				6,900,000
Deemed value per share				$ 4.17
Total number of in the money options outstanding and exercisable				2,379,378
Total intrinsic value of options exercised				8,882,000	1,200,000	264,000
Total cash proceeds received from the exercise of stock options				1,807,000	372,000	198,000
Total fair value of options granted				1,139,000	493,000	943,000
Total fair value of option shares vested				540,000	349,000	218,000
Unrecognized stock-based compensation cost				1,200,000
Unrecognized cost is expected to be recognized over a weighted-average period				1 year 2 months 12 days
Weighted average exercise price, granted				$ 4.21	$ 3.66	$ 1.64
Stock option valued				48,850
Shares issued under ESPP				90,285	76,595	56,805
Albitar warrant period						5 years
Stock compensation expense				641,000	666,000	645,000
Proceeds from stock options exercised		62,500
Common stock, shares issued				60,242,818	49,118,373
Warrants issued														348,417
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiry period				5 years
Stock option term				3 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiry period				10 years
Stock option term				4 years
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense				511,000	666,000	575,000
Thirteen Months To Forty Eight Months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested per month												6,250
Albitar Warrants [Member] | Vesting at Commercial Launch [Member] | Plasma Prostate Cancer Test Licensed From Health Discovery Corp HDC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants granted							80,000
Albitar Warrants [Member] | Vesting at Commercial Launch [Member] | Colon Cancer Test Licensed From HDC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants granted							40,000
Albitar Warrants [Member] | Vesting at Commercial Launch [Member] | Pancreatic Cancer Test Licensed From HDC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants granted							40,000
Albitar Warrants [Member] | Vesting at Successful Consummation Of Sublicensing Agreement[Member] | Cytogenetics Automated Image Analysis Technology Licenses From HDC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants granted							20,000
Albitar Warrants [Member] | Vesting at Successful Consummation Of Sublicensing Agreement[Member] | Cytometry Automated Image Analysis Technology Licenses From HDC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants granted							20,000
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deemed value per share							4.00
Stock compensation expense				51,000	263,000	153,000
Warrants granted						200,000	200,000
Weighted average exercise price, granted						$ 1.43	1.43
Value of Albitar Warrants				505,000
Stock compensation expense				49,000	231,000	135,000
Warrants exercised		83,333		458,333		900,000			375,000
Exercise price of warrants		$ 0.75							$ 1.05
Proceeds from stock options exercised									393,750
Warrants issued and expired				250,000		98,417		250,000
Common stock, shares issued						650,000
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Limited payroll deductions a discount										5.00%
Chief Information Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option to purchase											150,000
Stock option term											5 years
Stock compensation expense				65,000	63,000
Weighted average exercise price, granted											$ 3.93
Stock option valued											192,000
Stock option vested											25.00%
Chief Medical Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option to purchase	30,000						250,000
Stock option term	5 years						5 years
Stock compensation expense				200,000	252,000	151,000
Weighted average exercise price, granted	3.45						1.43
Stock option valued				628,500
Stock option vested	33.00%						25.00%
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option to purchase			800,000	800,000
Stock option term			5 years
Deemed value per share				$ 4.00
Stock compensation expense				91,000	155,000	210,000
Weighted average exercise price, granted			1.71
Stock option valued			505,000
Supplemental options vested			200,000
Chief Operating Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option to purchase												300,000
Stock option term												5 years
Stock compensation expense				59,873
Weighted average exercise price, granted												$ 4.79
Stock option vested												25.00%
Stock option valued												502,925
Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option to purchase	30,000
Stock option term	5 years
Stock compensation expense				16,000
Weighted average exercise price, granted	3.45
Stock option valued	34,600
Stock option vested	33.00%